Investment properties (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Investment properties
Revenues	$ 406,348	$ 379,325	$ 381,024
Direct operating expenses	(131,642)	(115,834)	(123,692)
Development expenses	(14,865)	(1,848)	(1,359)
Net unrealized (loss) / gain from fair value adjustment of investment property	15,923	(521,760)	(330,388)
Net realized gain from fair value adjustment of investment property	$ 3,152	$ 35,639	$ 62,707